Redeemable Convertible Preferred Stock (Details)	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Redeemable Convertible Preferred Stock
Exchange ratio	1	1
Stock Issued at Closing	39,923,611
Legacy Oklo
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	6,585,881
Redeemable convertible preferred stock, shares outstanding	6,585,881
Redeemable Convertible Preferred Stock | Legacy Oklo
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued		6,585,881
Stock Issued at Closing		39,923,611
Preferred Stock Series A-1
Redeemable Convertible Preferred Stock
Exchange ratio	6.062
Stock Issued at Closing	27,440,874
Preferred Stock Series A-1 | Legacy Oklo
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	4,526,703	4,526,703
Redeemable convertible preferred stock, shares outstanding	4,526,703
Exchange ratio		6.062
Stock Issued at Closing		27,440,874
Preferred Stock Series A-2
Redeemable Convertible Preferred Stock
Exchange ratio	6.062
Stock Issued at Closing	334,228
Preferred Stock Series A-2 | Legacy Oklo
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	55,135	55,135
Redeemable convertible preferred stock, shares outstanding	55,135
Exchange ratio		6.062
Stock Issued at Closing		334,228
Preferred Stock Series A-3
Redeemable Convertible Preferred Stock
Exchange ratio	6.062
Stock Issued at Closing	12,148,509
Preferred Stock Series A-3 | Legacy Oklo
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock shares issued	2,004,043	2,004,043
Redeemable convertible preferred stock, shares outstanding	2,004,043
Exchange ratio		6.062
Stock Issued at Closing		12,148,509